SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
Disclosure Of Share-Based Payment Arrangements [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATION
The remuneration policy for the Board of Directors was adopted by our shareholders on 11 December 2020 and governs the remuneration of both the Executive and the Non-Executive Directors (hereafter referred to as the "Remuneration Policy"). In accordance with Dutch law, the policy has to be submitted to our shareholders for adoption every four years.
The Policy refers to an undefined number of Executive Directors and Non-Executive Directors. Since 19 May 2021, the Board of Directors is composed of one Executive Director (i.e., the CEO) and seven Non-Executive Directors. In case of future appointments of additional Executive Directors, the Policy shall also be applicable to the remuneration packages for these additional Directors, if any, in accordance with the terms thereof. Therefore, any reference below to Executive Director in the singular also includes the plural, and vice-versa, subject to more restrictive deviations in the Policy and except for specific references to the CEO.
The remuneration packages of the individual Directors are determined by the Board of Directors, without the involvement of the Executive Director in the deliberations and decision-making concerning his own remuneration, and each time within the restrictions set by the remuneration policy.
Arrangements in the form of shares or rights to subscribe for shares will each time remain subject to the approval of the shareholders at the General Meeting, notwithstanding the adopted policy. On 11 December 2020, the shareholders approved the proposals that were submitted accordingly for the new long-term incentive program for the Executive Director, as described in the Remuneration Policy, and the one-off transition arrangement for the implementation of that new program. Our shareholders also authorized the Board of Directors, for a period of eighteen months, as the company body authorized to grant and issue the ordinary shares to the Executive Director under the new long-term incentive program and the one-off transition arrangement, respectively, and to exclude any pre-emptive rights of existing shareholders in connection with these issuances.
The total expense recognized in 2021 for share-based payment plans amounts to US$9.1 million (2020: US$8.4 million), The total expense recognized in 2019 for share-based payment plans amounts to US$5.0 million.
The total expenses for share based payment plans in 2021, 2020 and 2019 is specified as follows:

Share-based compensation	2021	2020	2019
Board of Management options	—	86	625
Employee options	4,262	2,964	2,419
Long term incentive plan	4,793	5,304	1,946
Bonus shares	—	51	—
Balance at December 31	9,055	8,405	4,990
The employee options expense increased due to increased expenses for the full year 2021 relating to options granted in Q4 2020. Long-term incentive plan expenses decreased due to a lower fair value of the shares awarded and the transition agreement for the CEO.
22.1 Models and assumptions
Models and assumptions
IFRS 2 describes a hierarchy of permitted valuation methods for share-based payment transactions. If possible, an entity should use market prices at measurement date to determine the fair value of its equity instruments. If market prices are unavailable, as is the case with Pharming’s option plans and long-term incentive plan, the entity shall estimate the fair value of the equity instruments granted. A valuation technique should be used to estimate the value or price of those equity instruments as it would have been at the measurement date in an arm’s length transaction between knowledgeable, willing parties.
The valuation technique shall be consistent with generally accepted valuation methodologies for pricing financial instruments and shall incorporate all factors and assumptions that knowledgeable market participants would consider in setting the price.
Whatever pricing model is selected, it should, as a minimum, take into account the following elements:
•The exercise price of the option;
•The expected time to maturity of the option;
•The current price of the underlying shares;
•The expected volatility of the share price;
•The dividends expected on the shares;
•The risk-free interest rate for the expected time to maturity of the option.
Models and assumptions option plans
The costs of option plans are measured by reference to the fair value of the options at the grant date of the option.
The six elements above are all incorporated in the Black-Scholes model used to determine the fair value of options. The exercise price of the option and the share price are known at grant date. Volatility is based on the historical end-of-month closing share prices over a period prior to the option grant date being equal to the expected option life, with a minimum of 3 years. It is assumed no dividend payments are expected.
The total number of shares with respect to which options may be granted pursuant to the option plans accumulated, shall be determined by Pharming, but shall not exceed 10% of all issued and outstanding shares of Pharming on a diluted basis. Shares transferred or to be transferred, upon exercise of options shall be applied to reduce the maximum number of shares reserved under the plans. Unexercised options can be re-used for granting of options under the option plans.
Pharming may grant options to a member of the Executive Committee or an employee:
•At the time of a performance review;
•Only in relation to an individual: a date within the first month of his or her employment;
•In case of an extraordinary achievement;
•In case of a promotion to a new function within Pharming.
The option exercise price is the price of the Pharming shares on the stock exchange on the trading day prior to the date of grant. Vested options can be exercised at any time within five years following the date of grant. Unexercised options shall be deemed lapsed and shall cease to exist automatically after five years. Exercise of options is subject to compliance with laws and regulations in the Netherlands. Exercise of options is including withholding taxes. Each option is equal to one share unless otherwise stated. Options are not applicable for early retirement.
The following assumptions were used in the Black-Scholes model to determine the fair value of options at grant date:

	2021	2020	2019
Expected time to maturity (employees)	1-4 years	1-4 years	1 - 4 years
Expected time to maturity (Board of Directors)	not applicable	not applicable	0.7 years
Volatility (employees)	47% - 57%	53% - 60%	54%- 58%
Volatility (Board of Directors)	not applicable	not applicable	56%
Risk-free interest rate (employees)	(0.52)% - (0.03)%	(0.52)% - (0.27)%	(0.36)% -(0.30)%
Risk-free interest rate (Board of Directors)	not applicable	not applicable	(0.25)%
Option plan employees
Article 2.1 of the option plan for employees’ states: ‘Pharming may grant options to any employee. The criteria for the granting of the options up to 11 December 2020 was determined by the Board of Supervisory Directors of Pharming, at its sole discretion. Up to 11 December 2020, the Board of Management proposed (i) whether the criteria for granting an option have been met by a potential participant and (ii) the number of options to be granted. As from 11 December 2020, the execution of the Company’s remuneration policy and other benefits policies and incentive programs, as approved by the Board of Directors (to the extent required), for all staff members of the Company and its subsidiaries, excluding the CEO and the other members of the Executive Committee, is delegated to the Chief Executive Officer.
Article 4.4 of the employee option plan deals with the vesting scheme of employee options and reads as follows: ‘in case of the termination of the employment of a participant, except for retirement and death, Pharming at its sole discretion is entitled to decide that the options of the participant shall lapse. The following schedule shall apply for the cancellation:
•In the event of termination of employment within one year as of a date of grant, all options shall lapse;
•In the event of termination of employment after the first year as of a date of grant, all options, less 1/4 of the number of options shall be lapsed. The number of options to be cancelled decreases for each month that the employment continued for more than one year as of that date of grant by 1/48 of the number of options granted of that date of grant.
Models and assumption Long Term Incentive Plan
For the long-term incentive plan, the following elements of Pharming and/or the peer group are included in order to determine the fair value of long-term incentive plan share awards, using Monte Carlo simulation:
•Start and end date of performance period;
•The grant date;
•The share prices;
•Exchange rates;
•Expected volatilities;
•Expected correlations;
•Expected dividend yields;
•Risk free interest rates.
Volatilities are based on the historical end-of-month closing share prices over the 3 years.
Correlations are based on 3 years of historical correlations based on end-of-month closing quotes, taking into account exchange rates. Expected dividend yields for peers and risk-free interest rates (depending on the currency) are obtained from Bloomberg.
Under the LTIP, restricted shares are granted conditionally each year with shares vesting based on the market condition in which the total shareholder return performance of the Pharming share is compared to the total shareholder return of a peer group of other European biotech companies.
The reference group for the 2020-2021 programs consists of the following 22 companies:

Main location	Number	Company
Belgium	1	Galapagos
Denmark	2	Bavarian Nordic, Genmab
France	4	Cellectis, Eurobio Scientific, Hybrigenics, Innate Pharma
Germany	5	Evotec, Medigene, Medivir, Heidelberg Pharma, Newron Pharmaceuticals
Italy	1	Photocure
Norway	1	Transgene
Switzerland	4	Addex Therapeutics, Basilea Pharmaceutica, Kuros Biosciences, Morphosys
United Kingdom	4	Allergy Therapeutics, ImmuPharma, Oxford Biomedica, Santhera Pharmaceuticals
Total excluding Pharming Group	22
The vesting schedule is as follows. Ranking in the top:

Achievement level	% of grant attained
5% of the index:	100%
5%-10% of the index:	80% of maximum
10%-20% of the index:	60% of maximum
20%-30% of the index:	50% of maximum
30%-50% of the index:	20% of maximum
Lower than 50% index:	—%
Upon a change of control, all remaining LTIP shares will vest automatically.
The range of assumptions used in the Monte Carlo simulation to determine the fair value of long-term incentive plan share awards at grant date were:

	2021	2020	2019
Volatilities	47.00%	54.00%	56.00%
Risk-free interest rates	(0.31)%	(0.24)%	(0.21)%
Dividend yields	—%	—%	—%
Long Term Incentive Plan for the Executive Directors
The grant of restricted shares under the existing Long-Term Incentive plans will no longer be applied for Executive Directors under the new Remuneration Policy. The newly designed Long-Term Incentive program has been aligned with prevailing "best practices" and is performance related only. For the Executive Directors, the on-target value of the shares to be awarded under the newly designed LTI Program, as described in the remuneration policy, is set at 300% of the gross annual salary for the CEO (representing 50% below the lowest quartile of the US benchmark group and just below the top quartile of the EU benchmark group for the executive directors) and 200% for other Executive Directors and Officers (representing between 20 and 30% below the lowest quartile of the US benchmark group and just in the top quartile of the EU benchmark group for the Executive Directors).
EU and US benchmark group:

Company Location	Location
Europe
ALK-Albello	Horsholm, Denmark
Alliance Pharma	Chippenham, United Kingdom
Avadel Pharmaceuticals	Dublin, Ireland
Basilea Pharmaceutica	Basel, Switzerland
Bavarian Nordic	Hellerup, Denmark
BioGaia	Stockholm, Sweden
Biotest	Dreieich, Germany
Camurus	Lund, Sweden
Cosmo Pharmaceuticals	Dublin, Ireland
Merus	Utrecht, Netherlands
Mithra Pharmaceuticals	Liege, Belgium
Orchard Therapeutics	London, United Kingdom
Orexo	Uppsala, Sweden
Oxford Biomedica	Oxford, United Kingdom
uniQure	Amsterdam, Netherlands
Valneva	Nantes, France
Vecture Group	Chippenham, United Kingdom
Zealand Pharma	Copenhagen, Denmark
U.S.
Aerie Pharmaceuticals	Durham, NC
Akebia Therapeutics	Cambridge, MA
Anika Therapeutics	Bedford, MA
Clovis Oncology	Boulder, CO
Collegium Pharmaceutical	Stoughton, MA
Corcept Therapeutics	Menlo Park, CA
Enanta Pharmaceuticals	Watertown, MA
Heron Therapeutics	San Diego, CA
Ironwood Pharmaceuticals	Boston, MA
Ligand Pharmaceuticals	San Diego, CA
Omeros	Seattle, WA
Pacira BioSciences	Parsippany, NJ
Radius Health	Waltham, MA
Retrophin	San Diego, CA
Rigel Pharmaceuticals	South San Francisco, CA
Supernus Pharmaceuticals	Rockville, MD
Vanda Pharmaceuticals	Washington, DC
The maximum value of the shares that can vest under the LTI program is set at 450% of the gross annual salary for the CEO and 300% for other Executive Directors and Officers. Executive Directors are required to retain the shares awarded under the LTI program for a minimum of five years from the date of grant.
The shares granted to the Executive Directors under the LTI program will vest in three years after the grant date, subject to the achievement of the targets set by the Board of Directors, upon proposal of the Remuneration Committee, for the three-year performance period (i.e., double-trigger vesting), their relative weightings and the pay-out limits. All shares awarded will be subject to a retention period of five years from the date of grant (i.e., two years after vesting), in accordance with the best practice provisions of the DCGC.
The performance objectives include the Total Shareholder Return (40% weighing) and the achievement of long-term strategy oriented objectives (60% weighing). The peer group used to determine the Total Shareholder Return is composed of the companies included in the AMX Index and the NASDAQ Biotechnology Index, represented by the IBB ETF, respectively, equally weighted, at the time of the determination.
The thresholds and payout percentages for the LTI program are given by the following table, as to be determined for each of the AMX and IBB indices separately (each weighted at 50% of pay-out):

TSR equal to index	80% pay-out
TSR 10% above index	90% pay-out
TSR 20% above index	100% pay-out
TSR 40% above index	110% pay-out
TSR 60% above index	120% pay-out
TSR 80% above index	130% pay-out
TSR 100% above index	150% pay-out
TSR below index	0% pay-out
The range of assumptions used in the Monte Carlo simulation to determine the fair value of long-term incentive plan share awards at grant date were:

	2021	2020
Volatilities	49.00%	53.46%
Risk-free interest rates	(0.554)%-(0.416)%	(0.528)% - (0.551)%
Dividend yields	—%	—%
One-off transition arrangement for the Chief Executive Officer
The implementation of the new three-year vesting scheme under the LTIP has a major impact on the current remuneration packages of existing Executive Directors for the period 2020-2023, as the Executive Directors’ current packages feature annual option and share grants. The share-based compensation under the existing packages and plans over this three-year period would have resulted in three option grants, with guaranteed vesting of a total of 8,400,000 options for the CEO on the basis of continued tenure over the three-year period. In addition, the CEO would have been eligible for three annual restricted share grants pursuant to the LTIP of up to 30% of the base salary.
To mitigate the described impact, the Company has agreed to a one-off transition arrangement with the CEO as approved at the General Meeting of Shareholders on 11 December 2020. This one-off transition arrangement provides for (i) the conversion of the total number of 8,400,000 options for the CEO (i.e., the total number of share options that was expected to be granted in 2021, 2022 and 2023 without the arrangement) into one grant for a total number of 4,200,000 shares for 2020, which vesting will be governed by the performance-based criteria of the new LTI program, and (ii) the vesting of the performance shares in three annual tranches in the first quarter of 2021, 2022 and 2023, subject to the performance-based criteria of the new LTI program for Executive Directors as described above in the Long Term Incentive Plan for the Executive Directors paragraph.
In addition, the grant and each of the three potential vestings of the granted shares under the Long-term Incentive One-Off Arrangement is subject to:
•a five-year retention period for the granted shares;
•the annual pro-rata satisfaction upon vesting of the set long-term performance targets, as determined by the Board of Directors; and
•the other terms and conditions applicable to the LTI Program pursuant to the Remuneration Policy for the Board of Directors dated 11 December 2020.
Pursuant to the one-off transition arrangement, the CEO has waived all his rights for the grant of restricted shares and option rights, respectively, under the LTIP and the existing option plans for the financial year 2020. On 22 December 2020, a total number of 4,200,000 (restricted) shares was granted to the CEO in accordance with the terms of the one-off transition arrangement.

Option plans
An overview of activity in the number of options for the year 2021 is as follows (please also refer to note [27] in respect of movements since the reporting date)(note that the dollar weighted average exercise price is translated using the closing exchange rate for the respective year (2021: 1:1,1334)):

	2021		2020		2019
	Number	Weighted Average Exercise Price US$)	Number	Weighted Average Exercise Price (US$)	Number	Weighted Average Exercise Price (US$)
Balance at January 1	50,106,488	0.909	40,327,537	0.696	34,320,956	0.609
Expired	—	—	(3,281)	0.361	(4,430,757)	1.146
Forfeited	(946,738)	1.046	(411,250)	0.640	(133,750)	0.798
Granted	12,081,000	0.931	15,536,750	1.196	18,485,000	0.842
Exercised	(8,451,272)	0.520	(5,343,268)	0.544	(7,913,912)	0.386
Balance at December 31	52,789,478	0.911	50,106,488	0.909	40,327,537	0.696
- Vested	21,388,237	0.833	19,675,875	0.716	12,797,424	0.450
- Unvested	31,401,241	0.966	30,430,613	1.034	27,530,113	0.806
@Exercised options 2021
In 2021 a total of 8,451,272 options have been exercised with an average exercise price of US$0.520. In 2020 a total of 5,343,268 options have been exercised with an average exercise price of US$0.544.
All options outstanding at 31 December 2021 are exercisable with the exception of the unvested options granted to the employees still in service. The 2021 share options for the employees vest after one year under the condition the employees are still in service at vesting date.
Exercise prices of options outstanding at 31 December 2021 and the exercise values are in the following ranges (note that the exercise value in US$ is translated using the closing exchange rate for the respective year (2021: 1:1,1334)):

	2021		2020		2019
Exercise prices in US$	Number	Exercise value in US$’000	Number	Exercise value in US$’000	Number	Exercise value in US$’000
0.071 - 0.280	0	—	3,225,000	828	4,737,500	1,110
0.28 - 0.570	3,482,428	1,322	6,742,863	2,774	9,187,537	3,477
0.57 – 0.850	12,290,925	10,155	12,974,375	11,615	13,202,500	10,793
0.850 – 2.830	37,016,125	36,646	27,164,250	30,314	13,200,000	12,698
Balance at December 31	52,789,478	48,123	50,106,488	45,531	40,327,537	28,078
Granted options
In 2021, the Company granted 12,081,000 options to employees with a weighted average exercise price of US$0.931; fair values for options granted in 2021 were in the range of US$0.891 - US$1.292. In 2020, the
Company granted 15,536,750 options to employees with a weighted average exercise price of US$0.974; fair values for options granted in 2020 were in the range of US$0.247 - US$0.752.
Long Term Incentive Plan
An overview of the number of LTIP shares granted in 2019-2021 and in total as well as the fair value per share award is as follows (note that the fair value per share award in US$ is translated using the closing exchange rate for the respective year (2021: 1:1,1334)):

Participant category	2021	2020	2019	Total
Non Executive members of the Board of Directors	—	—	205,000	205,000
Executive Members of the Board of Directors	1,337,888	—	201,050	1,538,938
Executive Committee	6,301,400	105,000	326,807	6,733,207
Senior managers	812,500	930,000	1,830,000	3,572,500
Total	8,451,788	1,035,000	2,562,857	12,049,645
Fair value per share award (US$)	0.887	0.923	0.387

The following table provides an overview of LTIP shares granted, forfeited or issued in 2019-2021 as well as the number of LTIP shares reserved at 31 December 2021:

Participant category	Granted	Forfeited	Unvested	Reserved at December 31, 2021
Non Executive members of the Board of Directors	205,000	(115,000)	(72,000)	18,000
Executive Members of the Board of Directors	1,538,938	0	(160,840)	1,378,098
Executive Committee	6,733,207	0	(1,179,259)	5,553,948
Senior managers	3,572,500	(180,000)	(1,380,000)	2,012,500
Total	12,049,645	(295,000)	(2,792,099)	8,962,546
Transition arrangement for the Chief Executive Officer
On 22 December 2020, a total number of 4,200,000 (restricted) shares was granted to the CEO in accordance with the terms of the one-off transition arrangement. These shares will vest in three equal annual tranches in Q1 2021, Q1 2022 and Q1 2023, subject to the pro-rata achievement of the long-term targets under the new LTI program.
The second year of the 3-year performance period for the 2020 share grant pursuant to the LTI one-off transition arrangement, ended on December 31, 2020. Accordingly the Board of Directors, upon a recommendation of the Remuneration Committee, determined in the first quarter of 2021 the vesting of the second annual tranche of the total number of 4,200,000 shares conditionally granted to the Chief Executive Officer (i.e., 1,400,000 shares).
The shares will not vest until the first quarter of 2024, applying the targets set at the start of the three year performance period in 2021.
The performance on both the TSR and the strategic corporate objectives, applying the respective weightings, leads to the following vesting level under the One-Off Transition Arrangement for the CEO (i.e., second annual tranche of 1,400,000 shares):

Metric definition	Achievement	Weighting	Vesting level
TSR	—%	40%	—%
Strategic Objectives	75%	60%	45%
Total	75%	100%	45%
In accordance with the resulting 45% vesting level, a total number of 630,000 shares vested in 2022 for the CEO for the second annual tranche of the shares granted under the LTI One-Off Transition Arrangement. These shares are subject to a retention period of five years.